Taxation	12 Months Ended
Dec. 31, 2021
Taxation
Taxation
10.	Taxation
Composition of income tax
The following table presents the composition of income tax expenses for the years ended December 31, 2019, 2020 and 2021:

	For the Year Ended December 31,
	2019	2020	2021

	RMB in thousands

Current income tax expenses	29,452	48,081	102,715
Withholding income tax expenses	16,894	18,754	14,066
Deferred tax benefits	(10,479)	(13,466)	(21,492)

Total	35,867	53,369	95,289

a)	Income taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company and its intermediate holding companies in the Cayman Islands are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company or its subsidiaries in the Cayman Islands to their shareholders, no withholding tax will be imposed.
British Virgin Islands (“BVI”)
Subsidiaries in the BVI are exempted from income tax on their foreign-derived income in the BVI. There are no withholding taxes in the BVI.
Hong Kong
Subsidiaries in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. The payments of dividends by these companies to their shareholders are not subject to any withholding tax in Hong Kong. Commencing from the year of assessment of 2019, 2020 and 2021, the first HK$2 million of profits earned by the Company’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate.
China
On March 16, 2007, the National People’s Congress of the PRC enacted the Enterprise Income Tax (“EIT”) Law, under which FIEs and domestic companies would be subject to EIT at a uniform rate of 25%. Preferential tax treatments will continue to be granted to FIEs or domestic companies which conduct businesses in certain encouraged sectors and to entities otherwise classified as “Software Enterprises”, “Key Software Enterprises”, “Encouraged Enterprises” and/or “High and New Technology Enterprises” (“HNTEs”). The EIT Law became effective on January 1, 2008.
The aforementioned preferential tax rates are subject to annual review by the relevant tax authorities in China. Certain subsidiaries were qualified as HNTEs or Encouraged Enterprises and enjoyed a preferential income tax rate at 15% for the corresponding years from the year they are qualified, respectively, provided that they continue to qualify as HNTEs or Encouraged Enterprises during such periods.
The

following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2019, 2020 and 2021:

	For the Year Ended December 31,
	2019	2020	2021
	%	%	%
Statutory income tax rate	25.00	25.00	25.00
Permanent differences	(0.83)	0.60	(1.19)
Tax rate difference from statutory rate in other jurisdictions*	(0.39)	(3.90)	(1.43)
Tax effect of preferential tax treatments	(8.48)	(8.29)	(7.94)
Withholding tax	(1.33)	(0.63)	(0.21)
Change in valuation allowance	(16.80)	(14.56)	(15.65)

Effective income tax rate	(2.83)	(1.78)	(1.42)

*	It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in the Cayman Islands.
As of December 31, 2021, certain entities of the Group had net operating tax loss carry forwards as follows:

RMB in thousands
Loss expiring in 2022	42,591
Loss expiring in 2023	100,218
Loss expiring in 2024	200,747
Loss expiring in 2025	286,268
Loss expiring in 2026 and thereafter	9,155,679

Total	9,785,503

b)	Sales tax
The Group’s subsidiaries and VIEs incorporated in China are subject to value added tax (“VAT”) for services rendered at a rate of 6% and for goods sold at a rate varying from 0% to 16% depending on their categories in different periods. All Entities in China are also subject to surcharges on value-added tax payments in accordance with PRC law. In addition, the Group’s advertising and marketing revenues are also subject to culture business construction fee at a rate of 3%, which was reduced to 1.5% since July 1, 2019, valid until December 31, 2024.

c)	Deferred tax assets and liabilities
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
	RMB in thousands
Deferred tax assets:
Deferred revenue	163,620	143,688
Accrued expenses and other payables	128,886	150,092
Advertising expenses in excess of deduction limit	65,674	130,720
Net operating tax loss carry forwards	621,035	1,662,884
Others	19,036	71,048

Total deferred tax assets	998,251	2,158,432

Less: valuation allowance	(977,333)	(2,122,077)

Net deferred tax assets	20,918	36,355

Deferred tax liabilities :
Acquired intangible assets (Note 24)	(46,112)	(82,191)

Total deferred tax liabilities	(46,112)	(82,191)

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity
basis. As of December 31, 2020 and 2021, valuation allowances were provided against deferred tax assets in entities where it was determined it was more-likely-than-not
that the benefits of the deferred tax assets will not be realized.
The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented:

	Balance at January 1	Re-measurement due to applicable preferential tax rate	Addition	Expiration of loss carry forward and impact of disposal of subsidiaries	Balance at December 31
	RMB in thousands
2019	(293,955)	—	(248,896)	5,492	(537,359)
2020	(537,359)	105	(484,445)	44,366	(977,333)
2021	(977,333)	—	(1,154,342)	9,598	(2,122,077)

d)	Withholding income tax on dividends
The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company was incorporated, does not have such tax treaty with China. According to the arrangement between mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits.
To the extent that subsidiaries and VIEs of the Group have undistributed earnings, the Group will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings. As of December 31, 2020 and 2021, the Group did not record any withholding tax on the retained earnings of its subsidiaries and VIEs in the PRC as most of which were still in accumulated deficit position.